UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__________	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
	___________________________________________	to	_________________________________________
	Date of Report (Date of earliest event reported)		_________________________________________
	Commission File Number of securitizer:	__________________________________________
	Central Index Key Number of securitizer:	__________________________________________
_________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [___]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [___]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [___]
X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor/sponsor:	0001669658
SCF Equipment Leasing 2019-1 LLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	0001768172
Central Index Key Number of underwriter (if applicable):
Jason D. Muncy (469) 609-8528
Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART II — FINDINGS AND CONCLUSIONS OF THIRD-PARTY
DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 8, 2019, of Ernst & Young LLP, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

EXHIBIT INDEX
99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 8, 2019.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Stonebriar Commercial Finance LLC (Depositor/Sponsor)
/s/ B. Andrew Fletcher ________________________________ Name: B. Andrew Fletcher Title: Senior Vice President & General Counsel Date: March 25, 2019

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